Quarterly Report
January 31, 2022
MFS®  Corporate Bond Fund
MFB-Q3

Portfolio of Investments
1/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 96.7%
Aerospace & Defense – 2.3%
Boeing Co., 5.15%, 5/01/2030	$33,111,000	$37,265,151
Boeing Co., 3.75%, 2/01/2050	9,601,000	9,299,758
Boeing Co., 5.805%, 5/01/2050	13,657,000	17,171,165
Raytheon Technologies Corp., 1.9%, 9/01/2031	8,393,000	7,739,088
Raytheon Technologies Corp., 2.375%, 3/15/2032	12,664,000	12,145,804
Raytheon Technologies Corp., 3.03%, 3/15/2052	12,664,000	11,674,598
TransDigm, Inc., 6.25%, 3/15/2026 (n)	20,921,000	21,600,932
TransDigm, Inc., 4.625%, 1/15/2029	17,645,000	16,756,751
		$133,653,247
Apparel Manufacturers – 0.5%
Tapestry, Inc., 4.125%, 7/15/2027	$2,710,000	$2,865,868
Tapestry, Inc., 3.05%, 3/15/2032	27,041,000	26,084,189
		$28,950,057
Asset-Backed & Securitized – 1.7%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.038%, 11/15/2054 (i)	$113,720,140	$8,123,371
ACREC 2021-FL1 Ltd., “A”, FLR, 1.253% (LIBOR - 1mo. + 1.15%), 10/16/2036 (n)	18,928,000	18,928,000
Bayview Financial Revolving Mortgage Loan Trust, FLR, 1.701% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	419,035	470,201
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.271%, 7/15/2054 (i)	200,622,896	18,366,825
JPMorgan Chase Commercial Mortgage Securities Corp., 5.706%, 7/15/2042 (n)	600,000	489,144
KREF 2018-FT1 Ltd., “A”, FLR, 1.176% (LIBOR - 1mo. + 1.1%), 2/15/2039 (n)	8,257,000	8,226,243
KREF 2018-FT1 Ltd., “AS”, FLR, 1.406% (LIBOR - 1mo. + 1.3%), 2/15/2039 (n)	9,074,500	9,032,294
Lehman Brothers Commercial Conduit Mortgage Trust, 1.084%, 2/18/2030 (i)	64,609	1
PFP III 2021-8 Ltd., “A”, FLR, 1.108% (LIBOR - 1mo. + 1%), 8/09/2037 (n)	16,748,000	16,665,533
PFP III 2021-8 Ltd., “AS”, FLR, 1.358% (LIBOR - 1mo. + 1.25%), 8/09/2037 (n)	17,557,000	17,482,032
		$97,783,644
Automotive – 1.6%
Daimler Trucks Finance North America LLC, 2.5%, 12/14/2031 (n)	$14,041,000	$13,397,048
Hyundai Capital America, 3%, 2/10/2027 (n)	14,299,000	14,448,753
Hyundai Capital America, 1.8%, 1/10/2028 (n)	18,721,000	17,687,965
Hyundai Capital America, 2%, 6/15/2028 (n)	35,511,000	33,559,401
Hyundai Capital America, 6.375%, 4/08/2030 (n)	8,601,000	10,483,296
		$89,576,463
Broadcasting – 1.8%
Discovery Communications LLC, 4%, 9/15/2055	$8,715,000	$8,465,714
Discovery, Inc., 4.125%, 5/15/2029	7,075,000	7,553,506
Discovery, Inc., 5.3%, 5/15/2049	9,152,000	10,716,837
Prosus N.V., 3.832%, 2/08/2051 (n)	11,026,000	9,251,327
Walt Disney Co., 3.5%, 5/13/2040	46,682,000	47,937,997
Walt Disney Co., 3.6%, 1/13/2051	16,836,000	17,645,314
		$101,570,695
Brokerage & Asset Managers – 2.3%
Banco BTG Pactual S.A. (Cayman Islands), 7.75% to 2/15/2024, FLR (CMT - 5yr. + 5.257%) to 2/15/2029 (n)	$14,108,000	$14,795,765
Brookfield Finance, Inc., 2.34%, 1/30/2032	32,834,000	31,124,487
Charles Schwab Corp., 1.95%, 12/01/2031	20,294,000	19,222,406
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	46,198,000	44,277,087
Intercontinental Exchange, Inc., 1.85%, 9/15/2032	10,946,000	9,986,605
Intercontinental Exchange, Inc., 3%, 9/15/2060	11,809,000	10,698,895
		$130,105,245

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – 0.7%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)	$16,362,000	$19,142,614
Vulcan Materials Co., 4.5%, 6/15/2047	19,500,000	22,535,322
		$41,677,936
Business Services – 4.8%
Equifax, Inc., 2.6%, 12/01/2024	$13,674,000	$13,905,958
Equifax, Inc., 3.1%, 5/15/2030	12,869,000	12,915,898
Equifax, Inc., 2.35%, 9/15/2031	41,669,000	39,205,672
Equinix, Inc., 2.625%, 11/18/2024	17,822,000	18,082,871
Equinix, Inc., 2.5%, 5/15/2031	24,594,000	23,543,580
Equinix, Inc., 3%, 7/15/2050	25,475,000	22,511,452
Fiserv, Inc., 2.25%, 6/01/2027	20,183,000	19,975,997
Fiserv, Inc., 4.4%, 7/01/2049	13,643,000	15,024,965
Global Payments, Inc., 2.9%, 5/15/2030	23,779,000	23,378,090
IHS Markit Ltd., 4.75%, 2/15/2025 (n)	9,259,000	9,941,851
IHS Markit Ltd., 4%, 3/01/2026 (n)	6,085,000	6,480,525
IHS Markit Ltd., 4.25%, 5/01/2029	8,611,000	9,568,974
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	30,417,000	28,841,095
Mastercard, Inc., 3.85%, 3/26/2050	8,359,000	9,381,601
Visa, Inc., 4.15%, 12/14/2035	12,578,000	14,364,010
Visa, Inc., 3.65%, 9/15/2047	9,718,000	10,543,140
		$277,665,679
Cable TV – 2.3%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$8,557,000	$8,343,075
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 5/01/2032	8,551,000	8,241,026
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	9,406,000	11,491,440
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	31,409,000	34,723,646
Comcast Corp., 1.95%, 1/15/2031	3,102,000	2,928,958
Comcast Corp., 2.887%, 11/01/2051 (n)	25,068,000	22,705,263
Sirius XM Radio, Inc., 5%, 8/01/2027 (n)	9,137,000	9,329,791
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	8,869,000	9,204,115
Sirius XM Radio, Inc., 4.125%, 7/01/2030 (n)	22,359,000	21,302,090
Time Warner Cable, Inc., 4.5%, 9/15/2042	7,034,000	7,115,550
		$135,384,954
Chemicals – 0.3%
RPM International, Inc., 4.55%, 3/01/2029	$3,753,000	$4,156,022
RPM International, Inc., 4.25%, 1/15/2048	1,900,000	2,111,651
Sherwin-Williams Co., 4.5%, 6/01/2047	9,378,000	10,835,319
		$17,102,992
Computer Software – 1.0%
Microsoft Corp., 3.45%, 8/08/2036	$9,522,000	$10,374,070
Microsoft Corp., 2.525%, 6/01/2050	15,025,000	13,600,089
Microsoft Corp., 2.921%, 3/17/2052	18,953,000	18,530,086
VeriSign, Inc., 4.75%, 7/15/2027	16,314,000	16,861,172
		$59,365,417
Computer Software - Systems – 1.4%
Apple, Inc., 2.05%, 9/11/2026 (f)	$31,675,000	$31,813,400
Apple, Inc., 1.7%, 8/05/2031	13,747,000	12,907,573
Apple, Inc., 4.5%, 2/23/2036	10,000,000	11,948,958
Apple, Inc., 3.85%, 8/04/2046	8,346,000	9,193,359
Apple, Inc., 2.7%, 8/05/2051	14,930,000	13,675,088
		$79,538,378

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Conglomerates – 2.1%
Carrier Global Corp., 2.722%, 2/15/2030	$25,847,000	$25,531,309
Carrier Global Corp., 3.377%, 4/05/2040	17,054,000	16,879,431
Otis Worldwide Corp., 2.565%, 2/15/2030	38,017,000	37,598,870
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	6,283,000	6,583,310
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	5,611,000	5,744,907
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	25,995,000	28,931,097
		$121,268,924
Consumer Products – 0.8%
Hasbro, Inc., 3.9%, 11/19/2029	$22,915,000	$24,393,211
Mattel, Inc., 3.75%, 4/01/2029 (n)	22,908,000	22,621,650
		$47,014,861
Consumer Services – 0.4%
Booking Holdings, Inc., 3.6%, 6/01/2026	$18,768,000	$19,898,458
Booking Holdings, Inc., 3.55%, 3/15/2028	4,529,000	4,859,844
		$24,758,302
Electrical Equipment – 1.2%
Arrow Electronics, Inc., 3.875%, 1/12/2028	$11,461,000	$12,121,001
Ciena Corp., 4%, 1/31/2030 (n)	23,845,000	23,606,550
Commscope, Inc., 4.75%, 9/01/2029 (n)	37,885,000	36,291,178
		$72,018,729
Electronics – 3.0%
Broadcom, Inc., 3.469%, 4/15/2034 (n)	$50,649,000	$50,168,885
Broadcom, Inc., 3.187%, 11/15/2036 (n)	11,864,000	11,268,066
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.15%, 5/01/2027 (n)	9,345,000	9,583,054
NXP B.V./NXP Funding LLC/NXP USA, Inc., 2.5%, 5/11/2031 (n)	21,150,000	20,248,445
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.25%, 5/11/2041 (n)	18,128,000	17,444,422
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.125%, 2/15/2042 (n)	21,058,000	19,858,594
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	34,545,000	34,531,182
Sensata Technologies, Inc., 3.75%, 2/15/2031 (n)	10,126,000	9,515,200
		$172,617,848
Emerging Market Quasi-Sovereign – 0.8%
Ecopetrol S.A. (Republic of Colombia), 5.375%, 6/26/2026	$8,381,000	$8,665,954
Ecopetrol S.A. (Republic of Colombia), 6.875%, 4/29/2030	12,572,000	13,476,681
Qatar Petroleum, 3.125%, 7/12/2041 (n)	22,244,000	21,552,212
		$43,694,847
Emerging Market Sovereign – 0.5%
United Mexican States, 2.659%, 5/24/2031	$16,125,000	$15,159,435
United Mexican States, 4.28%, 8/14/2041	16,843,000	16,494,181
		$31,653,616
Energy - Independent – 0.6%
Diamondback Energy, Inc., 3.125%, 3/24/2031	$17,217,000	$17,078,029
Hess Corp., 5.8%, 4/01/2047	13,418,000	16,903,969
		$33,981,998
Energy - Integrated – 1.9%
Cenovus Energy, Inc., 5.375%, 7/15/2025	$15,509,000	$16,952,827
Cenovus Energy, Inc., 4.4%, 4/15/2029	6,174,000	6,678,567
Cenovus Energy, Inc., 2.65%, 1/15/2032	17,560,000	16,684,312
Cenovus Energy, Inc., 6.75%, 11/15/2039	3,787,000	4,938,964
Cenovus Energy, Inc., 3.75%, 2/15/2052	4,132,000	3,961,209
Eni S.p.A., 4.75%, 9/12/2028 (n)	14,052,000	15,735,670
Eni S.p.A., 4.25%, 5/09/2029 (n)	18,279,000	19,856,677

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Integrated – continued
Total Capital International S.A., 3.127%, 5/29/2050	$25,158,000	$24,408,801
		$109,217,027
Entertainment – 0.9%
Royal Caribbean Cruises Ltd., 4.25%, 7/01/2026 (n)	$44,285,000	$41,352,447
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)	9,000,000	8,732,610
		$50,085,057
Financial Institutions – 2.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	$29,033,000	$29,816,741
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	7,581,000	7,400,889
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/2041	6,037,000	5,900,313
Air Lease Corp., 2.875%, 1/15/2032	40,570,000	38,575,365
Avolon Holdings Funding Ltd., 5.5%, 1/15/2026 (n)	757,000	822,436
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	11,590,000	12,059,205
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	13,674,000	13,574,125
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	23,742,000	22,703,561
		$130,852,635
Food & Beverages – 4.2%
Anheuser-Busch InBev Worldwide, Inc., 3.5%, 6/01/2030	$16,906,000	$17,923,657
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	8,822,000	9,797,204
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	16,480,000	21,248,430
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/2058	15,286,000	17,642,421
Aramark Services, Inc., 6.375%, 5/01/2025 (n)	14,977,000	15,519,916
Aramark Services, Inc., 5%, 2/01/2028 (n)	15,117,000	15,003,623
Constellation Brands, Inc., 2.25%, 8/01/2031	21,758,000	20,584,587
Constellation Brands, Inc., 3.75%, 5/01/2050	5,973,000	6,094,232
Diageo Capital PLC, 2.375%, 10/24/2029	11,730,000	11,602,800
Diageo Capital PLC, 2%, 4/29/2030	11,475,000	10,995,347
JBS USA Lux S.A./JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	9,120,000	9,724,291
JBS USA Lux S.A./JBS USA Finance, Inc., 6.5%, 4/15/2029 (n)	13,224,000	14,331,642
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	8,667,000	9,192,220
JBS USA Lux S.A./JBS USA Finance, Inc., 3.75%, 12/01/2031 (n)	8,667,000	8,457,259
Lamb Weston Holdings, Inc., 4.375%, 1/31/2032 (n)	35,069,000	34,586,942
SYSCO Corp., 2.4%, 2/15/2030	4,205,000	4,088,611
SYSCO Corp., 2.45%, 12/14/2031	8,332,000	8,053,437
SYSCO Corp., 4.45%, 3/15/2048	9,063,000	9,967,478
		$244,814,097
Gaming & Lodging – 2.9%
GLP Capital LP/GLP Financing II, Inc., 5.75%, 6/01/2028	$16,796,000	$18,844,640
GLP Capital LP/GLP Financing II, Inc., 3.25%, 1/15/2032	11,379,000	10,991,886
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030	17,700,000	18,267,462
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	32,728,000	31,056,581
Las Vegas Sands Corp., 3.9%, 8/08/2029	24,794,000	24,718,678
Marriott International, Inc., 3.75%, 10/01/2025	8,873,000	9,280,743
Marriott International, Inc., 4%, 4/15/2028	33,912,000	35,880,167
Marriott International, Inc., 2.85%, 4/15/2031	17,655,000	17,044,652
		$166,084,809
Insurance - Health – 0.8%
UnitedHealth Group, Inc., 2.3%, 5/15/2031	$9,071,000	$8,807,210
UnitedHealth Group, Inc., 4.625%, 7/15/2035	18,120,000	21,183,362
UnitedHealth Group, Inc., 3.5%, 8/15/2039	6,918,000	7,177,318
UnitedHealth Group, Inc., 3.25%, 5/15/2051	8,247,000	8,216,069
		$45,383,959

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 1.2%
Aon Corp., 3.75%, 5/02/2029	$25,796,000	$27,509,742
Aon Corp./Aon Global Holdings PLC, 2.05%, 8/23/2031	13,364,000	12,544,805
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031	3,253,000	3,172,946
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049	5,793,000	5,917,097
Marsh & McLennan Cos., Inc., 2.375%, 12/15/2031	8,332,000	8,055,529
Willis North America, Inc., 2.95%, 9/15/2029	10,826,000	10,751,209
		$67,951,328
International Market Quasi-Sovereign – 0.5%
Airport Authority Hong Kong, 3.25%, 1/12/2052 (n)	$12,171,000	$11,957,525
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	19,995,000	19,434,778
		$31,392,303
Machinery & Tools – 0.3%
CNH Industrial Capital LLC, 3.85%, 11/15/2027	$16,974,000	$18,057,252
Major Banks – 18.2%
Australia and New Zealand Banking Group Ltd., 2.57%, 11/25/2035 (n)	$23,146,000	$21,420,212
Bank of America Corp., 4.183%, 11/25/2027	25,000,000	26,832,094
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	15,825,000	16,435,010
Bank of America Corp., 3.97% to 3/05/2028, FLR (LIBOR - 3mo. + 1.07%) to 3/05/2029	7,314,000	7,804,797
Bank of America Corp., 2.496% to 2/13/2030, FLR (LIBOR - 3mo. + 0.99%) to 2/13/2031	15,143,000	14,714,299
Bank of America Corp., 2.676% to 6/19/2040, FLR (SOFR - 1 day + 1.93%) to 6/19/2041	35,373,000	32,256,820
Bank of America Corp., 3.311% to 4/22/2041, FLR (SOFR - 1 day + 1.58%) to 4/22/2042	42,029,000	41,466,678
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	29,866,000	28,923,715
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	12,534,000	12,761,236
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	24,424,000	23,535,822
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR - 1 day + 0.89162%) to 1/26/2027 (n)	12,447,000	11,877,309
Credit Suisse Group AG, 4.194% to 4/01/2030, FLR (SOFR - 1 day + 3.73%) to 4/01/2031 (n)	19,521,000	20,755,869
Credit Suisse Group AG, 3.091% to 5/14/2031, FLR (SOFR - 1 day + 1.73%) to 5/14/2032 (n)	6,056,000	5,881,597
Goldman Sachs Group, Inc., 2.64% to 2/24/2027, FLR (SOFR - 1 day + 1.114%) to 2/24/2028	12,528,000	12,549,036
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	18,400,000	18,030,977
Goldman Sachs Group, Inc., 2.65% to 10/21/2031, FLR (SOFR - 1 day + 1.264%) to 10/21/2032	34,721,000	33,816,510
Goldman Sachs Group, Inc., 3.102% to 2/24/2032, FLR (SOFR - 1 day + 1.41%) to 2/24/2033	12,528,000	12,599,677
Goldman Sachs Group, Inc., 2.908%, 7/21/2042	32,653,000	30,556,091
Goldman Sachs Group, Inc., 3.436% to 2/24/2042, FLR (SOFR - 1 day + 1.632%) to 2/24/2043	11,935,000	11,905,940
HSBC Holdings PLC, 2.357% to 8/18/2030, FLR (SOFR - 1 day + 1.947%) to 8/18/2031	33,727,000	31,707,675
HSBC Holdings PLC, 2.871% to 11/22/2031, FLR (SOFR - 1 day + 1.41%) to 11/22/2032	27,186,000	26,308,086
HSBC Holdings PLC, 5.25%, 3/14/2044	11,033,000	13,458,924
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	35,000,000	37,115,655
JPMorgan Chase & Co., 3.54%, 5/01/2028	18,887,000	19,804,424
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	26,194,000	25,377,845
JPMorgan Chase & Co., 3.964%, 11/15/2048	12,400,000	13,544,572
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR (LIBOR - 3mo. + 1.22%) to 1/23/2049	20,011,000	21,710,103
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	12,342,000	11,902,662
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032	15,409,000	14,923,559
Morgan Stanley, 0.864% to 10/21/2024, FLR (SOFR - 1 day + 0.745%) to 10/21/2025	8,681,000	8,413,558
Morgan Stanley, 0.985% to 12/10/2025, FLR (SOFR - 1 day + 0.72%) to 12/10/2026	29,798,000	28,297,766
Morgan Stanley, 4.431% to 1/23/2029, FLR (LIBOR - 3mo. + 1.63%) to 1/23/2030	8,224,000	9,083,056
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	54,040,000	53,587,423
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	41,896,000	44,288,537
Morgan Stanley, 3.217% to 4/22/2041, FLR (SOFR - 1 day + 1.485%) to 4/22/2042	12,867,000	12,762,520
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	30,295,000	29,478,536
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	41,333,000	39,938,857
Royal Bank of Canada, 2.55%, 7/16/2024	29,154,000	29,691,669
Royal Bank of Canada, 2.3%, 11/03/2031	44,661,000	43,051,638
Société Générale S.A., 2.797%, 1/19/2028 (n)	21,166,000	20,938,868
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	29,330,000	26,866,154
Toronto Dominion Bank, 1.25%, 9/10/2026	9,170,000	8,800,020

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Toronto Dominion Bank, 2%, 9/10/2031	$41,319,000	$39,140,126
UBS Group AG, 3.126% to 8/13/2029, FLR (LIBOR - 3mo. + 1.468%) to 8/13/2030 (n)	14,856,000	14,999,214
UBS Group AG, 3.179% to 2/11/2042, FLR (CMT - 1yr. + 1.1%) to 2/11/2043 (n)	11,560,000	11,135,150
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2069 (n)	24,966,000	23,497,999
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	9,618,000	9,434,974
		$1,053,383,259
Medical & Health Technology & Services – 2.6%
Alcon, Inc., 2.6%, 5/27/2030 (n)	$30,216,000	$29,607,168
Alcon, Inc., 3.8%, 9/23/2049 (n)	9,925,000	10,350,706
Becton, Dickinson and Co., 2.823%, 5/20/2030	29,179,000	29,204,430
Becton, Dickinson and Co., 4.685%, 12/15/2044	7,796,000	9,132,956
Becton, Dickinson and Co., 4.669%, 6/06/2047	17,690,000	20,673,199
HCA, Inc., 5.875%, 2/01/2029	17,391,000	19,651,830
HCA, Inc., 3.5%, 9/01/2030	4,223,000	4,203,532
HCA, Inc., 5.125%, 6/15/2039	3,223,000	3,725,955
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	24,337,000	23,072,168
		$149,621,944
Medical Equipment – 0.9%
Boston Scientific Corp., 3.75%, 3/01/2026	$10,442,000	$11,038,042
Boston Scientific Corp., 2.65%, 6/01/2030	9,471,000	9,347,525
Danaher Corp., 2.6%, 10/01/2050	25,742,000	22,700,449
Teleflex, Inc., 4.625%, 11/15/2027	2,045,000	2,085,900
Teleflex, Inc., 4.25%, 6/01/2028 (n)	7,259,000	7,202,597
		$52,374,513
Metals & Mining – 2.2%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$11,184,000	$10,808,667
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	22,275,000	21,309,258
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	13,073,000	12,659,481
ArcelorMittal S.A., 4.25%, 7/16/2029	12,427,000	13,083,328
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	22,784,000	22,926,400
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	8,339,000	7,804,583
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	17,132,000	16,375,446
Novelis Corp., 4.75%, 1/30/2030 (n)	21,900,000	21,790,500
		$126,757,663
Midstream – 3.7%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$10,673,000	$11,090,117
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	12,994,000	12,818,451
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	12,994,000	12,831,575
Energy Transfer LP, 4%, 10/01/2027	8,335,000	8,762,949
Energy Transfer LP, 3.75%, 5/15/2030	8,604,000	8,830,454
Energy Transfer Operating Co., 5%, 5/15/2050	11,590,000	12,543,361
Enterprise Products Operating LLC, 4.2%, 1/31/2050	13,401,000	14,174,906
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	17,708,000	16,911,494
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	36,801,155	36,246,227
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)	13,951,000	13,374,086
Plains All American Pipeline, 4.9%, 2/15/2045	8,649,000	8,815,864
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/2025	8,441,000	9,066,828
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	12,959,000	13,073,416
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	13,222,000	14,904,050
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	13,455,000	14,435,479
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	5,013,000	5,496,802
		$213,376,059

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – 1.5%
Florida State Board of Administration Finance Corp. Rev., “A”, 1.705%, 7/01/2027	$30,815,000	$30,278,680
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “B”, 2.746%, 6/01/2034	9,830,000	9,562,494
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “B”, 3%, 6/01/2046	9,480,000	9,634,972
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NPFG, 7.425%, 2/15/2029	29,000,000	35,752,952
		$85,229,098
Natural Gas - Distribution – 0.6%
NiSource, Inc., 5.65%, 2/01/2045	$5,218,000	$6,644,593
Sempra Energy, 3.25%, 6/15/2027	28,353,000	29,327,573
		$35,972,166
Natural Gas - Pipeline – 0.4%
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	$5,122,000	$5,516,817
APT Pipelines Ltd., 5%, 3/23/2035 (n)	12,850,000	15,111,800
		$20,628,617
Network & Telecom – 2.6%
AT&T, Inc., 2.75%, 6/01/2031	$54,050,000	$53,319,347
AT&T, Inc., 3.55%, 9/15/2055	12,225,000	11,542,967
Verizon Communications, Inc., 2.1%, 3/22/2028	4,562,000	4,446,213
Verizon Communications, Inc., 3.15%, 3/22/2030	8,264,000	8,501,579
Verizon Communications, Inc., 2.55%, 3/21/2031	23,096,000	22,553,061
Verizon Communications, Inc., 4.812%, 3/15/2039	26,613,000	31,445,912
Verizon Communications, Inc., 3.4%, 3/22/2041	16,692,000	16,529,183
		$148,338,262
Oils – 0.6%
Puma International Financing S.A., 5%, 1/24/2026	$17,131,000	$17,071,042
Valero Energy Corp., 2.8%, 12/01/2031	21,151,000	20,147,309
		$37,218,351
Other Banks & Diversified Financials – 0.3%
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)	$6,746,000	$7,142,300
Mizrahi Tefahot Bank Ltd., 3.077% to 4/07/2026, FLR (CMT - 5yr. + 2.25%) to 4/07/2031 (n)	11,682,000	11,413,314
		$18,555,614
Railroad & Shipping – 0.2%
Canadian Pacific Railway Co., 3%, 12/02/2041	$5,600,000	$5,378,126
Canadian Pacific Railway Co., 3.1%, 12/02/2051	8,321,000	7,944,811
		$13,322,937
Real Estate - Apartment – 0.6%
American Homes 4 Rent L.P., REIT, 2.375%, 7/15/2031	$19,248,000	$18,258,599
American Homes 4 Rent L.P., REIT, 3.375%, 7/15/2051	19,147,000	17,829,608
		$36,088,207
Real Estate - Office – 0.9%
Corporate Office Property LP, REIT, 2%, 1/15/2029	$22,660,000	$21,297,734
Corporate Office Property LP, REIT, 2.75%, 4/15/2031	29,159,000	28,044,737
		$49,342,471
Real Estate - Other – 1.0%
EPR Properties, REIT, 3.6%, 11/15/2031	$12,888,000	$12,330,645
Lexington Realty Trust Co., 2.375%, 10/01/2031	24,937,000	23,175,803
W.P. Carey, Inc., 2.45%, 2/01/2032	21,526,000	20,510,786
		$56,017,234

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Retail – 1.3%
Brixmor Operating Partnership LP, REIT, 4.125%, 5/15/2029	$3,022,000	$3,256,606
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	10,857,000	11,592,973
Brixmor Operating Partnership LP, REIT, 2.5%, 8/16/2031	16,854,000	15,910,601
Spirit Realty, LP, REIT, 4.45%, 9/15/2026	8,428,000	9,118,906
Spirit Realty, LP, REIT, 3.2%, 2/15/2031	10,444,000	10,488,262
STORE Capital Corp., REIT, 4.625%, 3/15/2029	5,070,000	5,529,758
STORE Capital Corp., REIT, 2.7%, 12/01/2031	20,734,000	19,464,817
		$75,361,923
Retailers – 2.4%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)	$9,114,000	$9,181,869
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	22,802,000	23,304,116
Home Depot, Inc., 3.3%, 4/15/2040	21,715,000	22,101,392
Home Depot, Inc., 4.875%, 2/15/2044	8,313,000	10,254,565
Kohl's Corp., 3.375%, 5/01/2031	31,677,000	31,194,444
MercadoLibre, Inc., 3.125%, 1/14/2031	21,974,000	19,789,784
Nordstrom, Inc., 4.25%, 8/01/2031	16,859,000	15,589,180
Nordstrom, Inc., 5%, 1/15/2044	8,239,000	7,343,009
		$138,758,359
Specialty Stores – 0.5%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$11,124,000	$10,880,632
DICK'S Sporting Goods, 4.1%, 1/15/2052	20,329,000	19,220,338
		$30,100,970
Telecommunications - Wireless – 4.2%
American Tower Corp., REIT, 3.6%, 1/15/2028	$8,318,000	$8,687,069
American Tower Corp., REIT, 3.8%, 8/15/2029	10,621,000	11,204,342
American Tower Corp., REIT, 2.95%, 1/15/2051	20,207,000	17,570,572
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	22,307,000	20,650,482
Crown Castle International Corp., 4.45%, 2/15/2026	15,364,000	16,524,115
Crown Castle International Corp., 4%, 3/01/2027	9,286,000	9,872,774
Crown Castle International Corp., 3.65%, 9/01/2027	8,862,000	9,291,823
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)	15,857,000	15,537,443
T-Mobile USA, Inc., 2.625%, 4/15/2026	17,214,000	16,869,720
T-Mobile USA, Inc., 4.75%, 2/01/2028	9,336,000	9,651,090
T-Mobile USA, Inc., 2.05%, 2/15/2028	22,896,000	22,029,483
T-Mobile USA, Inc., 3%, 2/15/2041	35,140,000	31,770,346
T-Mobile USA, Inc., 4.5%, 4/15/2050	13,082,000	14,332,503
Vodafone Group PLC, 4.125% to 6/04/2031, FLR (CMT - 1yr. + 2.767%) to 6/04/2051, FLR (CMT - 1yr. + 3.517%) to 6/04/2081	40,189,000	38,280,826
		$242,272,588
Transportation - Services – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$4,480,000	$6,356,840
Utilities - Electric Power – 6.8%
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	$5,287,000	$5,184,784
Berkshire Hathaway Energy Co., 4.5%, 2/01/2045	5,432,000	6,188,910
CenterPoint Energy, Inc., 2.65%, 6/01/2031	17,210,000	16,822,623
Dominion Energy, Inc., 2.25%, 8/15/2031	17,336,000	16,498,361
Duke Energy Carolinas LLC, 2.45%, 2/01/2030	27,869,000	27,491,059
Duke Energy Corp., 3.3%, 6/15/2041	17,927,000	17,178,019
Duke Energy Corp., 3.75%, 9/01/2046	25,176,000	25,652,553
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	9,461,000	10,872,617
Evergy, Inc., 2.9%, 9/15/2029	30,865,000	30,869,181
FirstEnergy Corp., 4.4%, 7/15/2027	14,231,000	14,501,419
FirstEnergy Corp., 2.65%, 3/01/2030	15,240,000	14,350,320
FirstEnergy Corp., 3.4%, 3/01/2050	29,978,000	26,882,743

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Florida Power & Light Co., 2.85%, 4/01/2025	$8,281,000	$8,511,515
Florida Power & Light Co., 2.45%, 2/03/2032	8,353,000	8,270,325
Florida Power & Light Co., 3.95%, 3/01/2048	8,281,000	9,317,244
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	26,559,000	26,173,350
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/2032	8,353,000	8,054,900
NextEra Energy Capital Holdings, Inc., 3.8%, 3/15/2082	16,087,000	15,769,567
Pacific Gas & Electric Co., 2.5%, 2/01/2031	27,538,000	25,174,113
Pacific Gas & Electric Co., 4.95%, 7/01/2050	8,629,000	8,809,578
Southern California Edison Co., 4.5%, 9/01/2040	7,827,000	8,407,793
Southern California Edison Co., 3.65%, 2/01/2050	22,387,000	22,245,276
Southern Co., 3.7%, 4/30/2030	28,110,000	29,664,742
Virginia Electric & Power Co., 2.875%, 7/15/2029	11,354,000	11,616,582
		$394,507,574
Total Bonds		$5,586,806,948
Investment Companies (h) – 2.8%
Money Market Funds – 2.8%
MFS Institutional Money Market Portfolio, 0.06% (v)	164,083,310	$164,083,310

Other Assets, Less Liabilities – 0.5%		27,349,225
Net Assets – 100.0%		$5,778,239,483
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $164,083,310 and $5,586,806,948, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,577,717,313, representing 27.3% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 1/31/22
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	5,900	$842,685,937	March – 2022	$4,559,057
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	2,433	$527,124,656	March – 2022	$(3,866,411)
U.S. Treasury Note 5 yr	Long	USD	3,011	358,920,609	March – 2022	(3,811,100)

Portfolio of Investments (unaudited) – continued

Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
Interest Rate Futures − continued
U.S. Treasury Ultra Bond	Long	USD	335	$63,294,063	March – 2022	$(1,069,069)
						$(8,746,580)
At January 31, 2022, the fund had liquid securities with an aggregate value of $13,992,883 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of January 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Non - U.S. Sovereign Debt	$—	$106,740,766	$—	$106,740,766
Municipal Bonds	—	85,229,098	—	85,229,098
U.S. Corporate Bonds	—	3,911,275,708	—	3,911,275,708
Commercial Mortgage-Backed Securities	—	80,054,906	—	80,054,906
Asset-Backed Securities (including CDOs)	—	17,728,738	—	17,728,738
Foreign Bonds	—	1,385,777,732	—	1,385,777,732
Mutual Funds	164,083,310	—	—	164,083,310
Total	$164,083,310	$5,586,806,948	$—	$5,750,890,258
Other Financial Instruments
Futures Contracts – Assets	$4,559,057	$—	$—	$4,559,057
Futures Contracts – Liabilities	(8,746,580)	—	—	(8,746,580)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$307,169,809	$1,429,591,607	$1,572,678,106	$—	$—	$164,083,310
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$78,252	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2022, are as follows:
United States	74.0%
Canada	4.6%
United Kingdom	3.9%
Australia	2.7%
Switzerland	2.0%
Ireland	1.9%
China	1.3%
Belgium	1.2%
France	1.1%
Other Countries	7.3%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
(5) Subsequent Event
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.